Revenues (Details) - Schedule of revenue recognition - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	$ 162,192	$ 159,009	$ 492,224	$ 440,203
Total revenues recognized at point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	125,652	120,944	380,085	333,298
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	36,540	38,065	112,139	106,905
Products [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	112,133	108,888	340,927	299,517
Products [Member] | Total revenues recognized at point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	112,133	108,888	340,927	299,517
Services [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	50,059	50,121	151,297	140,686
Services [Member] | Total revenues recognized at point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	13,519	12,056	39,158	33,781
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	$ 36,540	$ 38,065	$ 112,139	$ 106,905